INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 5,333	$ 2,040
Compensation and severance	3,762	8,225
Net operating loss, capital loss and tax credits carried forward	177,332	193,574
Property and equipment	14,320	11,436
Currency translation adjustments		5,919
Embedded derivatives	1,595	6,709
Other	8,994	5,572
Total gross deferred tax assets	211,336	233,475
Less valuation allowance	(115,556)	(169,010)
Total deferred tax assets	95,780	64,465
Deferred tax liabilities:
Intangible assets	(87,986)	(83,638)
Investments	(85,673)	(47,000)
Loss contracts	(5,506)	(1,727)
Other	(3,113)	(4,996)
Total gross deferred tax liabilities	(182,278)	(137,361)
Net deferred tax liabilities	$ (86,498)	$ (72,896)